SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted average assumptions used to value options using Black-Scholes model:
Dividend yield			0.00%
Volatility			67.00%
Risk free interest, minimum			0.90%
Risk free interest, maximum			1.70%
Expected term			4 years 9 months
Requisite service period			4 years
Goodwill and bargain purchase gain:
Gain on bargain purchase			$ 4,412
Deduction from net income for bargain purchase attributable to non-controlling interest			$ 2,162
Building and buildings' improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Building and buildings' improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	63 years